------------------------------------------------------------------------------------------------------------------------------------
                                        SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------
                                 STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                                                 DGPF                     DGPF                          DGPF
                                                             EQUITY INCOME              HIGH YIELD               CAPITAL RESERVES
                                                              SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                                                  201                        202                         203
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Delaware Group Premium Fund, Inc.     $ 76,463,303                $ 49,835,924                 $ 23,877,321
Accrued investment income........................ .......               --                     407,870                      127,602
Receivable from Allmerica Financial Life Insurance
  and Annuity Company (Sponsor).................. .......               --                          --                          --
                                                              ------------                ------------                 ------------
   Total assets.................................. .......       76,463,303                  50,243,794                   24,004,923
                                                              ============                ============                 ============


LIABILITIES:
Payable to Allmerica Financial Life Insurance
  and Annuity Company (Sponsor).................. .......           49,346                     107,415                       35,114
                                                              ------------                ------------                 ------------
   Net assets............................................     $ 76,413,957                $ 50,136,379                 $ 23,969,809
                                                              ============                ============                 ============


Net asset distribution by category:
  Qualified variable annuity policies....................     $ 20,911,543                $ 14,656,079                 $  5,526,354
  Non-qualified variable annuity policies................       55,502,414                  35,480,300                   18,443,455
                                                              ------------                ------------                 ------------
                                                              $ 76,413,957                $ 50,136,379                 $ 23,969,809
                                                              ============                ============                 ============

Qualified units outstanding, December 31, 1995...........       13,219,307                  11,055,009                    4,569,198
Net asset value per qualified unit, December 31, 1995....     $   1.581894                $   1.325741                 $   1.209480
Non-qualified units outstanding, December 31, 1995.......       35,086,051                  26,762,619                   15,249,078
Net asset value per non-qualified unit, December 31, 1995     $   1.581894                $   1.325741                 $   1.209480



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                        SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
              DGPF               DGPF               DGPF                DGPF                 DGPF                 DGPF
          MONEY MARKET          GROWTH        MULTIPLE STRATEGY  INTERNATIONAL EQUITY        VALUE          EMERGING GROWTH
           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
               204                205                206                 207                  208                 209
------------------------------------------------------------------------------------------------------------------------------------

          $ 12,585,034        $ 50,462,674        $ 52,670,993        $ 28,134,693        $ 11,490,483        $ 18,226,642
                58,539                  --                  --                  --                  --                  --

                    --                  --                  --                  --               3,703                  --
          ------------        ------------        ------------        ------------        ------------        ------------
            12,643,573          50,462,674          52,670,993          28,134,693          11,494,186          18,226,642
          ============        ============        ============        ============        ============        ============



                74,616              55,142              55,072              20,548                  --              13,787
          ------------        ------------        ------------        ------------        ------------        ------------
          $ 12,568,957        $ 50,407,532        $ 52,615,921        $  8,114,145        $ 11,494,186        $ 18,212,855
          ============        ============        ============        ============        ============        ============



          $  3,261,236        $ 15,328,952        $ 14,976,218        $  7,670,937        $  3,939,957        $  5,263,020
             9,307,721          35,078,580          37,639,703          20,443,208           7,554,229          12,949,835
          ------------        ------------        ------------        ------------        ------------        ------------
          $ 12,568,957        $ 50,407,532        $ 52,615,921        $ 28,114,145        $ 11,494,186        $ 18,212,855
          ============        ============        ============        ============        ============        ============

             3,001,554          10,705,630          10,589,318           5,894,147           3,245,076           3,875,056
          $   1.086516        $   1.431859        $   1.414276        $   1.301450        $   1.214134        $   1.358179
             8,566,575          24,498,627          26,614,114          15,708,024           6,221,907           9,534,704
          $   1.086516        $   1.431859        $   1.414276        $   1.301450        $   1.214134        $   1.358179

------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------
                                    STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                                             DGPF              DGPF              DGPF
                                                         EQUITY INCOME      HIGH YIELD     CAPITAL RESERVES
                                                          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                              201               202               203
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends.........................................   $   2,712,649      $  4,457,302       $  1,500,392
                                                        -------------      ------------       ------------

EXPENSES:
   Mortality and expense risk fees...................         732,463           561,304            280,312
   Administrative expense charges....................          87,895            67,357             33,638
                                                        -------------      ------------       ------------
    Total expenses...................................         820,358           628,661            313,950
                                                        -------------      ------------       ------------

   Net investment income (loss)......................       1,892,291         3,828,641          1,186,442
                                                        -------------      ------------       ------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss)..........................         351,231          (333,660)          (182,041)
   Net unrealized gain...............................      14,864,268         2,308,842          1,645,315
                                                        -------------      ------------       ------------
   Net realized and unrealized gain on investments...      15,215,499         1,975,182          1,463,274
                                                        -------------      ------------       ------------

   Net increase in net assets from operations........   $  17,107,790      $  5,803,823       $  2,649,716
                                                        =============      ============       ============

  The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                  DGPF              DGPF             DGPF                DGPF               DGPF              DGPF
              MONEY MARKET         GROWTH      MULTIPLE STRATEGY  INTERNATIONAL EQUITY     VALUE        EMERGING GROWTH
               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                   204               205              206                 207               208               209
------------------------------------------------------------------------------------------------------------------------------------

              $  765,440        $  208,522        $1,378,902         $  615,593       $  133,051        $   54,841
              ----------        ----------        ----------         ----------       ----------        ----------


                 177,722           508,004           554,677            313,971          103,790           135,254
                  21,328            60,961            66,561             37,677           12,455            16,231
              ----------        ----------        ----------         ----------       ----------        ----------
                 199,050           568,965           621,238            351,648          116,245           151,485
              ----------        ----------        ----------         ----------       ----------        ----------

                 566,390          (360,443)          757,664            263,945           16,806           (96,644)
              ----------        ----------        ----------         ----------       ----------        ----------




                      --           469,048           233,085            242,722           46,388           220,458
                      --         9,842,970         8,991,892          2,434,397        1,696,345         3,031,765
              ----------        ----------        ----------         ----------       ----------        ----------
                      --        10,312,018         9,224,977          2,677,119       1,742,733          3,252,223
              ----------        ----------        ----------         ----------       ----------        ----------

              $  566,390        $9,951,575        $9,982,641         $2,941,064       $1,759,539        $3,155,579
              ==========        ==========        ==========         ==========       ==========        ==========

------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------
                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                              DGPF                             DGPF
                                                                          EQUITY INCOME                      HIGH YIELD
                                                                         SUB-ACCOUNT 201                   SUB-ACCOUNT 202
                                                                      YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                       1995             1994            1995            1994
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income (loss)..................................   $ 1,892,291    $ 2,267,865     $ 3,828,641     $ 3,088,388
   Net realized gain (loss) from security transactions...........       351,231          3,449        (333,660)       (308,296)
   Net unrealized gain (loss) on investments.......                  14,864,268     (2,965,177)      2,308,842      (4,224,440)
                                                                    -----------    -----------     -----------     -----------

   Net increase (decrease) in net assets from operations.........    17,107,790       (693,863)      5,803,823      (1,444,348)
                                                                    -----------    -----------     -----------     -----------

   FROM CAPITAL TRANSACTIONS:
   Net purchase payments.........................................    12,611,903     14,802,843       6,631,293      14,433,874
   Terminations..................................................    (2,880,389)    (1,651,909)     (2,405,303)     (1,534,910)
   Annuity benefits..............................................    (1,019,742)      (353,256)       (785,046)       (391,703)
   Other transfers from (to) the General Account of
Allmerica Financial Life Insurance and
Annuity Company (Sponsor)........................................     5,127,464      3,332,690       3,958,649      (1,197,665)
                                                                    -----------    -----------     -----------     -----------
Net increase (decrease) in net assets from capital transactions..    13,839,236     16,130,368       7,399,593      11,309,596
                                                                    -----------    -----------     -----------     -----------

Net increase (decrease) in net assets............................    30,947,026     15,436,505      13,203,416       9,865,248

  NET ASSETS:
   Beginning of year.............................................    45,466,931     30,030,426      36,932,963      27,067,715
                                                                    -----------    -----------     -----------     -----------
   End of year...................................................   $76,413,957    $45,466,931     $50,136,379     $36,932,963
                                                                    ===========    ===========     ===========     ===========
  The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                      DGPF                                        DGPF                                        DGPF
                CAPITAL RESERVES                              MONEY MARKET                                   GROWTH
                 SUB-ACCOUNT 203                             SUB-ACCOUNT 204                             SUB-ACCOUNT 205
             YEAR ENDED DECEMBER 31,                     YEAR ENDED DECEMBER 31,                     YEAR ENDED DECEMBER 31,
           1995                 1994                   1995                 1994                   1995                 1994
------------------------------------------------------------------------------------------------------------------------------------


       $  1,186,442         $  1,171,043            $    566,390        $    259,597            $   (360,443)       $   (258,550)
           (182,041)            (240,991)                     --                  --                 469,048             263,853
          1,645,315           (1,747,833)                     --                  --               9,842,970          (1,509,855)
       ------------         ------------            ------------        ------------            ------------        ------------

          2,649,716             (817,781)                566,390             259,597               9,951,575          (1,504,552)
       ------------         ------------            ------------        ------------            ------------        ------------


          2,286,246            8,493,873              22,144,514          27,816,729               5,639,806           9,040,443
         (1,066,956)            (725,896)             (2,008,989)           (593,317)             (2,178,906          (1,052,599)
           (219,799)            (322,325)               (603,945)                 --                (542,098)           (445,753)


         (1,691,704)          (3,379,667)            (22,149,008)        (18,463,931)              4,925,391           2,069,057
       ------------         ------------            ------------        ------------            ------------        ------------
           (692,213)           4,065,985              (2,617,428)          8,759,481               7,844,193           9,611,148
       ------------         ------------            ------------        ------------            ------------        ------------

          1,957,503            3,248,204              (2,051,038)          9,019,078              17,795,768           8,106,596


         22,012,306           18,764,102              14,619,995           5,600,917              32,611,764          24,505,168
       ------------         ------------            ------------        ------------            ------------        ------------
       $ 23,969,809         $ 22,012,306            $ 12,568,957        $ 14,619,995            $ 50,407,532        $ 32,611,764
       ============         ============            ============        ============            ============        ============

------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------
                                           STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED


------------------------------------------------------------------------------------------------------------------------------------
                                                                   DGPF                                 DGPF
                                                             MULTIPLE STRATEGY                  INTERNATIONAL EQUITY
                                                              SUB-ACCOUNT 206                      SUB-ACCOUNT 207
                                                          YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                          1995             1994                1995            1994
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income (loss)...........................    $    757,664    $    889,593         $    263,945      $   (147,736)
   Net realized gain (loss) from security transactions....         233,085         (21,360)             242,722            35,518
   Net unrealized gain (loss) on investments..............       8,991,892      (1,495,074)           2,434,397          (133,482)
                                                              ------------    ------------         ------------      ------------

   Net increase (decrease) in net assets from operations..       9,982,641        (626,841)           2,941,064          (245,700)
                                                              ------------    ------------         ------------      ------------

   FROM CAPITAL TRANSACTIONS:
   Net purchase payments..................................       6,717,347      13,465,944            4,058,453         9,837,628
   Terminations...........................................      (2,312,816)     (1,201,117)          (1,156,726)         (533,917)
   Annuity benefits.......................................        (877,372)       (493,674)            (380,631)         (132,866)
   Other transfers from the General Account of
   Allmerica Financial Life Insurance and
   Annuity Company (Sponsor).............................        1,349,350       1,254,523              913,674         5,788,068
                                                              ------------    ------------         ------------      ------------
   Net increase in net assets from capital transactions...       4,876,509      13,025,676            3,434,770        14,958,913
                                                              ------------    ------------         ------------      ------------

   Net increase in net assets.............................      14,859,150      12,398,835            6,375,834        14,713,213

  NET ASSETS:
   Beginning of year......................................      37,756,771      25,357,936           21,738,311         7,025,098
                                                              ------------    ------------         ------------      ------------
   End of year............................................    $ 52,615,921    $ 37,756,771         $ 28,114,145      $ 21,738,311
                                                              ============    ============         ============      ============

  The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                      DGPF                                        DGPF
                     VALUE                                   EMERGING GROWTH
                 SUB-ACCOUNT 208                             SUB-ACCOUNT 209
             YEAR ENDED DECEMBER 31,                     YEAR ENDED DECEMBER 31,
           1995                 1994                   1995                 1994
------------------------------------------------------------------------------------------------------------------------------------


       $     16,806         $   (44,094)           $    (96,644)       $    (46,109)
             46,388                 350                 220,458              (7,906)
          1,696,345              26,014               3,031,765              24,080
       ------------         -----------            ------------        ------------

          1,759,539             (17,730)              3,155,579             (29,935)
       ------------         -----------            ------------        ------------


          2,180,809           3,146,569               3,777,567           3,321,192
           (318,373)            (67,564)               (529,800)           (159,504)
            (62,760)            (19,428)                (30,371)            (10,501)


          1,931,543           2,955,309               5,710,419           2,957,173
       ------------         -----------            ------------        ------------
          3,731,219           6,014,886               8,927,815           6,108,360
       ------------         -----------            ------------        ------------

          5,490,758           5,997,156              12,083,394           6,078,425


          6,003,428               6,272               6,129,461              51,036
       ------------         -----------            ------------        ------------
       $ 11,494,186         $ 6,003,428            $ 18,212,855        $  6,129,461
       ============         ===========            ============        ============

--------------------------------------------------------------------------------
                   SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
--------------------------------------------------------------------------------
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1995

NOTE 1 - ORGANIZATION

  Separate Account VA-K - Delaware Medallion (VA-K) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (formerly named SMA Life Assurance Company) (the Company), established on November 1, 1990 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. Effective October 16, 1995, concurrent with the demutualization, State Mutual Life Assurance Company of America changed their name to First Allmerica Financial Life Insurance Company (First Allmerica). The Company is a wholly-owned subsidiary of First Allmerica. Under applicable insurance law, the assets and liabilities of VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. VA-K cannot be charged with liabilities arising out of any other business of the Company.

  VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). VA-K currently offers nine Sub-Accounts under the Delaware Medallion policies. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Delaware Group Premium Fund, Inc. (DGPF or the Fund), managed by Delaware Management Company, Inc., or Delaware International Advisors, Ltd. DGPF is an open-end, diversified series management investment company registered under the 1940 Act.

  Separate Account VA-K has two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, 408, or 457 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  Investments - Security transactions are recorded on the trade date. Investments in shares of DGPF are stated at the net asset value per share of the respective investment portfolio of DGPF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of DGPF at net asset value.

  Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of VA-K. Therefore, no provision for income taxes has been charged against VA-K .

NOTE 3 - INVESTMENTS

  The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in DGPF at December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         PORTFOLIO INFORMATION
 SUB-           INVESTMENT                            NUMBER OF                 AGGREGATE                  NET ASSET
ACCOUNT          PORTFOLIO                              SHARES                    COST                  VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
 201           Equity Income..................         5,155,988            $  63,111,192               $  14.83
 202           High Yield.....................         5,574,488               51,242,233                   8.94
 203           Capital Reserves...............         2,404,564               24,091,782                   9.93
 204           Money Market...................         1,258,503               12,585,034                  10.00
 205           Growth.........................         3,335,273               39,745,113                  15.13
 206           Multiple Strategy..............         3,398,129               44,474,987                  15.50
 207           International Equity...........         2,146,048               25,326,463                  13.11
 208           Value..........................           921,450                9,768,124                  12.47
 209           Emerging Growth................         1,300,046               15,170,507                  14.02


NOTE 4 - RELATED PARTY TRANSACTIONS

  The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis.

  A policy fee is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less. The policy fee is $30. The policy fee is currently waived for policies originally issued as part of a 401(k) plan. For the year ended December 31, 1995, policy fees deducted from accumulated value in VA-K amounted to $111,927.

  Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of VA-K, and does not receive any compensation for sales of the VA-K - Delaware Medallion policies. Commissions are paid by the Company to registered representatives of broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the year ended December 31, 1995, the Company received $447,478 for contingent deferred sales charges applicable to VA-K.

NOTE 5 - POLICYOWNERS AND SPONSOR TRANSACTIONS

  Transactions from policyowners were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                          1995                                      1994
                                               UNITS               AMOUNT                 UNITS               AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Equity Income
Sub-Account 201
Issuance of units.................           16,817,312          $ 23,691,234            19,171,947        $  22,831,542
Redemption of units...............           (7,103,035)           (9,851,998)           (5,666,972)          (6,701,174)
                                            -----------          ------------          ------------        -------------
Net increase......................            9,714,277          $ 13,839,236            13,504,975        $  16,130,368
                                            ===========          ============          ============        =============

High Yield
Sub-Account 202
Issuance of units.................           13,701,843          $ 16,906,107            19,488,761        $  23,253,050
Redemption of units...............           (7,619,617)           (9,506,514)          (10,034,596)         (11,943,454)
                                            -----------          ------------          ------------        -------------
Net increase......................            6,082,226          $  7,399,593             9,454,165        $  11,309,596
                                            ===========          ============          ============        =============

Capital Reserves
Sub-Account 203
Issuance of units.................            4,266,217          $  4,976,279            11,238,496        $  12,211,124
Redemption of units...............           (4,924,028)           (5,668,492)           (7,515,413)          (8,145,139)
                                            -----------          ------------          ------------        -------------
Net increase (decrease)...........             (657,811)         $   (692,213)            3,723,083        $   4,065,985
                                            ===========          ============          ============        =============

Money Market
Sub-Account 204
Issuance of unit..................           39,103,291          $ 41,569,167            42,330,436        $  43,599,780
Redemption of units...............          (41,533,117)          (44,186,595)          (33,815,190)         (34,840,299)
                                            -----------          ------------          ------------        -------------
Net increase (decrease)...........           (2,429,826)         $ (2,617,428)            8,515,246        $   8,759,481
                                            ===========          ============          ============        =============

Growth
Sub-Account 205
Issuance of units.................           13,019,605          $ 16,432,159            15,645,616        $  18,116,419
Redemption of units                          (6,915,534)           (8,587,966)           (7,347,214)          (8,505,271)
                                            -----------          ------------          ------------        -------------
Net increase......................            6,104,071          $  7,844,193             8,298,402        $   9,611,148
                                            ===========          ============          ============        =============

Multiple Strategy
Sub-Account 206
Issuance of units.................            8,419,696          $ 10,930,861            16,287,349        $  18,753,977
Redemption of units...............           (4,548,601)           (6,054,352)           (5,000,350)          (5,728,301)
                                            -----------          ------------          ------------        -------------
Net increase......................            3,871,095          $  4,876,509            11,286,999        $  13,025,676
                                            ===========          ============          ============        =============

International Equity
Sub-Account 207
Issuance of units.................            9,412,885          $ 11,535,614            15,701,936        $  18,561,102
Redemption of units...............           (6,571,322)           (8,100,844)           (3,079,760)          (3,602,189)
                                            -----------          ------------          ------------        -------------
Net increase......................            2,841,563          $  3,434,770            12,622,176        $  14,958,913
                                            ===========          ============          ============        =============

------------------------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD ENDED DECEMBER 31,
                                                             1995                                  1994
                                                    UNITS            AMOUNT               UNITS              AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Value
Sub-Account 208
Issuance of units.................                 4,656,792      $  5,103,171           6,433,373        $   6,412,580
Redemption of units...............                (1,229,779)       (1,371,952)           (399,675)            (397,694)
                                                 -----------      ------------        ------------        -------------
Net increase......................                 3,427,013      $  3,731,219           6,033,698        $   6,014,886
                                                 ===========      ============        ============        =============

Emerging Growth
Sub-Account 209
Issuance of units.................                 9,842,931      $ 12,048,818           7,129,299        $   7,066,268
Redemption of units...............                (2,630,518)       (3,121,003)           (982,590)            (957,908)
                                                 -----------      ------------        ------------        -------------
Net increase......................                 7,212,413      $  8,927,815           6,146,709        $   6,108,360
                                                 ===========      ============        ============        =============


NOTE 6 - DIVERSIFICATION REQUIREMENTS

  Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

  The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that VA-K satisfies the current requirements of the regulations, and it intends that VA-K will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

  Cost of purchases and proceeds from sales of the DGPF shares by VA-K during the year ended December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
   SUB-
 ACCOUNT            INVESTMENT PORTFOLIO                            PURCHASES                   SALES

------------------------------------------------------------------------------------------------------------------------------------
   201         Equity Income................................      $   20,683,947           $    4,944,675
   202         High Yield...................................          17,379,753                6,125,619
   203         Capital Reserves.............................           4,543,667                4,021,898
   204         Money Market.................................          27,099,066               29,026,441
   205         Growth.......................................          12,692,122                5,197,139
   206         Multiple Strategy............................           9,091,071                3,443,276
   207         International Equity.........................           9,126,168                5,416,662
   208         Value........................................           4,572,637                  817,161
   209         Emerging Growth..............................          10,861,874                2,003,623
                                                                  --------------           --------------
              Totals.......................................       $  116,050,305           $   60,996,494
                                                                  ==============           ==============

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and Policyowners of Separate Account VA-K - Delaware Medallion of Allmerica Financial Life Insurance and Annuity Company


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (201, 202, 203, 204, 205, 206, 207, 208, and 209) constituting the Separate Account VA-K - Delaware Medallion of Allmerica Financial Life and Annuity Company at December 31, 1995, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1995 by correspondence with the Fund, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts


February 23, 1996